Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Employee Benefits Table Text Block [Abstract]
Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income
For the year ended December 31, 2022	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$6,337	$540	$6,877	$710	$—	$710
Interest expense (income)	$(799)	$533	$(266)	$731	$123	$854
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(19,560)	$(7,348)	$(26,908)	$(5,346)	$(1,028)	$(6,374)
For the year ended December 31, 2021	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$7,893	$74	$7,967	$166	$—	$166
Interest expense	$743	$53	$796	$552	$92	$644
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(55,582)	$(798)	$(56,380)	$987	$(29)	$958
For the year ended December 31, 2020	Canadian Pension Plans	Other Post-employment Benefit Plans
		Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$7,188	$145	$—	$145
Interest expense	$423	$618	$128	$746
Consolidated statements of comprehensive income (loss)
Actuarial losses on employee benefit plans	$11,390	$1,686	$617	$2,303

Schedule of balance sheet obligations, distributed between pension and other post-employment benefits
As at December 31,	2022	2021
Included in other long-term liabilities
Pension benefits	$11,117	$17,927
Other post-employment benefits	21,745	27,294
Accrued benefit liabilities (Note 23)	$32,862	$45,221
Included in other long-term assets
Pension benefits (Note 15)	$47,312	$30,105

Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2022	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$275,581	$58,835	$334,416	$—	$—	$—
Fair value of plan assets	(324,069)	(47,718)	(371,787)	—	—	—
	(48,488)	11,117	(37,371)	—	—	—
Present value of unfunded obligations	1,176	—	1,176	17,888	3,857	21,745
(Pension benefits) accrued benefit liabilities	$(47,312)	$11,117	$(36,195)	$17,888	$3,857	$21,745
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2021	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$348,526	$72,906	$421,432	$—	$—	$—
Fair value of plan assets	(379,740)	(54,979)	(434,719)	—	—	—
	(31,214)	17,927	(13,287)	—	—	—
Present value of unfunded obligations	1,109	—	1,109	22,429	4,865	27,294
(Pension benefits) accrued benefit liabilities	$(30,105)	$17,927	$(12,178)	$22,429	$4,865	$27,294

Schedule of changes in benefit obligations and fair value of plan assets
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2022	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2022	$349,635	$72,906	$422,541	$22,429	$4,865	$27,294
Current service cost	5,902	540	6,442	710	—	710
Interest expense	11,238	2,108	13,346	731	123	854
Remeasurements
Actuarial gains arising from plan experience	9,258	(123)	9,135	—	(111)	(111)
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	(86,378)	(18,751)	(105,129)	(5,346)	(917)	(6,263)
Benefits paid	(14,073)	(3,116)	(17,189)	(636)	(437)	(1,073)
Contributions by plan participants	935	—	935	—	—	—
Foreign exchange & other	240	5,271	5,511	—	334	334
Benefit obligation, December 31, 2022	276,757	58,835	335,592	17,888	3,857	21,745
Change in fair value of plan assets
Fair value of plan assets, January 1, 2022	(379,740)	(54,979)	(434,719)	—	—	—
Contributions by plan participants	(935)	—	(935)	—	—	—
Contributions by employer	(3,348)	(1,807)	(5,155)	(636)	(437)	(1,073)
Interest income	(12,037)	(1,575)	(13,612)	—	—	—
Benefits paid	14,073	3,116	17,189	636	437	1,073
Remeasurements
Return on plan assets, excluding interest income	57,560	11,526	69,086	—	—	—
Administrative costs	435	—	435	—	—	—
Foreign exchange & other	(77)	(3,999)	(4,076)	—	—	—
Fair value of plan assets, December 31, 2022	(324,069)	(47,718)	(371,787)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2022	$(47,312)	$11,117	$(36,195)	$17,888	$3,857	$21,745
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2021	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2021	$376,455	$—	$376,455	$21,403	$4,511	$25,914
Initial balance from transaction	—	74,113	74,113	—	646	646
Current service cost	7,462	74	7,536	166	—	166
Interest expense	9,872	235	10,107	552	92	644
Remeasurements
Actuarial gains arising from plan experience	(556)	(70)	(626)	4,895	246	5,141
Actuarial gains from change in demographic assumptions	—	—	—	—	(1)	(1)
Actuarial gains from changes in financial assumptions	(33,099)	(942)	(34,041)	(3,908)	(274)	(4,182)
Benefits paid	(11,067)	(488)	(11,555)	(590)	(388)	(978)
Contributions by plan participants	1,001	1	1,002	—	—	—
Foreign exchange & other	(433)	(17)	(450)	(89)	33	(56)
Benefit obligation, December 31, 2021	349,635	72,906	422,541	22,429	4,865	27,294
Change in fair value of plan assets
Fair value of plan assets, January 1, 2021	(354,385)	—	(354,385)	—	—	—
Initial balance from Transaction	—	(55,511)	(55,511)	—	—	—
Contributions by plan participants	(1,001)	(1)	(1,002)	—	—	—
Contributions by employer	(4,796)	—	(4,796)	(590)	(388)	(978)
Interest income	(9,129)	(182)	(9,311)	—	—	—
Benefits paid	11,067	488	11,555	590	388	978
Remeasurements
Return on plan assets, excluding interest income	(21,927)	214	(21,713)	—	—	—
Administrative costs	431	—	431	—	—	—
Foreign exchange & other	—	13	13	—	—	—
Fair value of plan assets, December 31, 2021	(379,740)	(54,979)	(434,719)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2021	$(30,105)	$17,927	$(12,178)	$22,429	$4,865	$27,294

Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans
	Pension Plans	Other Post-employment Benefit Plans
2023	$16,608	$1,112
2024	$17,675	$1,125
2025	$18,501	$1,291
2026	$19,554	$1,319
2027	$20,408	$1,410
2028 to 2032	$110,450	$7,334

Schedule of significant assumptions adopted in measuring pension and other benefit obligations
As at December 31,	2022	2021
Equity securities
Canada	22.5%	22.8%
United States	13.7%	19.3%
International (other than United States)	15.5%	13.5%
Emerging markets	5.0%	—
Fixed income instruments
Canada	40.6%	42.3%
Cash and cash equivalents	2.7%	2.1%
As at December 31,	2022	2021
Equity securities
United States	24.2%	33.4%
International	20.6%	22.8%
Fixed income instruments
United States	32.2%	29.9%
Canada	0.5%	0.4%
International	7.1%	4.8%
Other investments
United States	10.5%	4.4%
International	4.9%	4.3%

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions used
	Canadian		US
As at December 31,	2022	2021	2022	2021
Actuarial benefit obligation
Discount rate	3.20%	3.20%	5.30%	2.85%
Benefit costs for the year ended
Discount rate	3.40%	2.80%	2.85%	2.75%
Future salary growth	2.50%	2.50%	N/A	N/A

Schedule of other post-employment benefit plans
	Canadian		US
As at December 31,	2022	2021	2022	2021
Benefit costs for the year ended
Discount rate	3.40%	3.20%	2.50% to 2.85%	2.00% to 2.75%
Health care cost trend rate	4.04% to 6.04%	3.49% to 5.49%	N/A	N/A
Other medical trend rates	4.00% to 5.11%	4.00% to 4.56%	N/A	N/A

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions
	Canadian		US
As at December 31, 2022	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(30,894)	$38,220	$(5,577)	$6,641
Future salary growth	$4,875	$(4,024)	N/A	N/A
	Canadian		US
As at December 31, 2021	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(45,732)	$58,488	$(8,418)	$10,317
Future salary growth	$8,606	$(6,839)	N/A	N/A
	Canadian		US
As at December 31, 2022	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,008)	$2,477	$(261)	$296
Medical and dental trend rates	$1,654	$(1,392)	N/A	N/A
	Canadian		US
As at December 31, 2021	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,961)	$3,734	$(408)	$474
Medical and dental trend rates	$2,216	$(1,826)	N/A	N/A